Hedging derivatives - Schedule of details of hedging instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 511,727	€ 418,294	€ 386,843
Carrying amount - Assets	5,672	5,297	8,069
Carrying amount - liabilities	4,752	7,656	9,228
Changes in fair value used for calculating hedge ineffectiveness	1,461	(1,929)	364
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	308,897	241,792	214,473
Carrying amount - Assets	2,584	2,661	5,095
Carrying amount - liabilities	2,964	4,231	4,630
Changes in fair value used for calculating hedge ineffectiveness	483	(1,869)	3,351
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	290,152	225,377	190,513
Carrying amount - Assets	2,070	2,280	4,405
Carrying amount - liabilities	2,319	3,644	4,239
Changes in fair value used for calculating hedge ineffectiveness	373	(1,684)	2,554
Fair value hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	108,435	92,491	87,477
Carrying amount - Assets	1,185	1,671	2,950
Carrying amount - liabilities	2,074	2,236	3,203
Changes in fair value used for calculating hedge ineffectiveness	(165)	(47)	(716)
Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	168,280	122,891	88,059
Carrying amount - Assets	393	344	1,367
Carrying amount - liabilities	8	1,226	623
Changes in fair value used for calculating hedge ineffectiveness	321	(1,824)	3,468
Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	4,411	4,331	4,492
Carrying amount - Assets	13	15	147
Carrying amount - liabilities	59	24	25
Changes in fair value used for calculating hedge ineffectiveness	101	(98)	(9)
Fair value hedges | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	2,240	1,913	3,745
Carrying amount - Assets	8	15	147
Carrying amount - liabilities	39	24	25
Changes in fair value used for calculating hedge ineffectiveness	(2)	(11)	(36)
Fair value hedges | Currency risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	2,059	2,418	747
Carrying amount - Assets	0	0	0
Carrying amount - liabilities	0	0	0
Changes in fair value used for calculating hedge ineffectiveness	91	(87)	27
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	13,739	12,084	19,412
Carrying amount - Assets	501	366	543
Carrying amount - liabilities	586	563	366
Changes in fair value used for calculating hedge ineffectiveness	8	(87)	805
Fair value hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	882	1,218	905
Carrying amount - Assets	5	6	4
Carrying amount - liabilities	65	82	80
Changes in fair value used for calculating hedge ineffectiveness	17	59	(79)
Fair value hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	1,838	1,093
Carrying amount - Assets	10	3
Carrying amount - liabilities	0	97
Changes in fair value used for calculating hedge ineffectiveness	29	(39)
Fair value hedges | Interest rate and exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount			8,679
Carrying amount - Assets			261
Carrying amount - liabilities			0
Changes in fair value used for calculating hedge ineffectiveness			922
Fair value hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	11,019	9,773	9,522
Carrying amount - Assets	486	357	266
Carrying amount - liabilities	520	384	286
Changes in fair value used for calculating hedge ineffectiveness	(38)	(107)	(61)
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount			56
Carrying amount - Assets			0
Carrying amount - liabilities			0
Changes in fair value used for calculating hedge ineffectiveness			1
Fair value hedges | Credit risk | Credit default swaps
Disclosure of detailed information about hedged items [line items]
Notional amount			56
Carrying amount - Assets			0
Carrying amount - liabilities			0
Changes in fair value used for calculating hedge ineffectiveness			1
Fair value hedges | Base risk
Disclosure of detailed information about hedged items [line items]
Notional amount	500
Carrying amount - Assets	0
Carrying amount - liabilities	0
Changes in fair value used for calculating hedge ineffectiveness	0
Fair value hedges | Base risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	500
Carrying amount - Assets	0
Carrying amount - liabilities	0
Changes in fair value used for calculating hedge ineffectiveness	0
Fair value hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	95
Carrying amount - Assets	0
Carrying amount - liabilities	0
Changes in fair value used for calculating hedge ineffectiveness	1
Fair value hedges | Equity risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount	95
Carrying amount - Assets	0
Carrying amount - liabilities	0
Changes in fair value used for calculating hedge ineffectiveness	1
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	179,271	157,796	149,756
Carrying amount - Assets	2,415	2,575	2,730
Carrying amount - liabilities	1,519	2,889	3,767
Changes in fair value used for calculating hedge ineffectiveness	558	1,828	(519)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	134,503	97,780	81,626
Carrying amount - Assets	1,060	913	137
Carrying amount - liabilities	1,089	1,246	1,325
Changes in fair value used for calculating hedge ineffectiveness	144	2,181	(2,461)
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	43,081	37,864	55,886
Carrying amount - Assets	485	403	59
Carrying amount - liabilities	241	948	1,494
Changes in fair value used for calculating hedge ineffectiveness	231	1,188	(1,439)
Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	63,582	53,705	20,784
Carrying amount - Assets	303	469	49
Carrying amount - liabilities	237	266	(184)
Changes in fair value used for calculating hedge ineffectiveness	(361)	1,000	(1,151)
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	6,621	3,020	2,027
Carrying amount - Assets	0	0	0
Carrying amount - liabilities	0	0	0
Changes in fair value used for calculating hedge ineffectiveness	225	6	51
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	30,653	34,823	34,973
Carrying amount - Assets	738	1,001	1,358
Carrying amount - liabilities	258	663	746
Changes in fair value used for calculating hedge ineffectiveness	459	(498)	1,760
Cash flow hedges | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	9,286	11,160	10,754
Carrying amount - Assets	362	502	267
Carrying amount - liabilities	51	241	172
Changes in fair value used for calculating hedge ineffectiveness	408	43	773
Cash flow hedges | Currency risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	19,957	20,043	20,005
Carrying amount - Assets	323	446	951
Carrying amount - liabilities	189	397	455
Changes in fair value used for calculating hedge ineffectiveness	114	(537)	982
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	11,724	12,217	16,175
Carrying amount - Assets	539	484	1,046
Carrying amount - liabilities	172	74	292
Changes in fair value used for calculating hedge ineffectiveness	26	(98)	(80)
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Notional amount	3,092	2,847	3,361
Carrying amount - Assets	(6)	0	0
Carrying amount - liabilities	46	(45)	161
Changes in fair value used for calculating hedge ineffectiveness	75	227	(333)
Cash flow hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	8,632	9,370	12,814
Carrying amount - Assets	545	484	1,046
Carrying amount - liabilities	126	119	131
Changes in fair value used for calculating hedge ineffectiveness	(49)	(325)	249
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	2,316	12,908	16,924
Carrying amount - Assets	58	155	180
Carrying amount - liabilities	0	906	1,403
Changes in fair value used for calculating hedge ineffectiveness	(69)	234	261
Cash flow hedges | Inflation risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount		12,495	14,096
Carrying amount - Assets		153	179
Carrying amount - liabilities		906	1,364
Changes in fair value used for calculating hedge ineffectiveness		240	241
Cash flow hedges | Inflation risk | Inflation swap
Disclosure of detailed information about hedged items [line items]
Notional amount	2,163
Carrying amount - Assets	57
Carrying amount - liabilities	0
Changes in fair value used for calculating hedge ineffectiveness	82
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	75	68	58
Carrying amount - Assets	20	22	9
Carrying amount - liabilities	0	0	1
Changes in fair value used for calculating hedge ineffectiveness	(2)	9	0
Cash flow hedges | Equity risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount	75
Carrying amount - Assets	20
Carrying amount - liabilities	0
Changes in fair value used for calculating hedge ineffectiveness	(2)
Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	75	68	58
Carrying amount - Assets		22	9
Carrying amount - liabilities		0	1
Changes in fair value used for calculating hedge ineffectiveness		9	0
Hedges of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	23,559	18,706	22,614
Carrying amount - Assets	673	61	244
Carrying amount - liabilities	269	536	831
Changes in fair value used for calculating hedge ineffectiveness	420	(1,888)	(2,467)
Hedges of net investments in foreign operations | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	23,559	18,706	22,614
Carrying amount - Assets	673	61	244
Carrying amount - liabilities	269	536	831
Changes in fair value used for calculating hedge ineffectiveness	420	(1,888)	(2,467)
Hedges of net investments in foreign operations | Currency risk | Fx forward
Disclosure of detailed information about hedged items [line items]
Notional amount	23,559	18,706	22,614
Carrying amount - Assets	673	61	244
Carrying amount - liabilities	269	536	831
Changes in fair value used for calculating hedge ineffectiveness	€ 420	€ (1,888)	€ (2,467)